Dividends and other reserves - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions		6 Months Ended
	Jan. 27, 2021	Dec. 31, 2019	Dec. 31, 2020	Jun. 30, 2020
Disclosure of reserves within equity [line items]
Interim dividend per share (in GBP per share)		£ 0.2741
Other reserves		£ 1,930	£ 1,835	£ 2,272
Capital redemption reserve		3,200	3,201
Hedging reserve surplus		41	111
Exchange reserve deficit		1,311	1,477
Reserve of change in value of foreign currency basis spreads		£ 2	£ 30
Major ordinary share transactions
Disclosure of reserves within equity [line items]
Interim dividend per share (in GBP per share)	£ 0.2796